UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
           --------------------------------------------------
           London, W1G OPW, United Kingdom
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
           -------------------------------------------------------
Title: Director of Centaurus Capital Limited, in its capacity as General Partner of Centaurus Capital LP
           -------------------------------------------------------
Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom         November 15, 2010
-------------------    ------------------------------   ---------------------
   [Signature]                [City, State]                    [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        25
                                               -------------

Form 13F Information Table Value Total:        $436,561
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited
-------       ------------                ---------------------------


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


          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                                                           VALUE      SHRS OR  SH/PRN PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT         CALL  DISCRETION MANAGER  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS      COM NEW          000886309   20,162    1,593,818 SH              OTHER      1           1,593,818
ALCON INC                     COM SHS          H01301102   32,517      193,844 SH              OTHER      1             193,844
ALCON INC                     COM SHS          H01301102    3,519       21,100 SH     CALL     OTHER      1              21,100
ALCON INC                     COM SHS          H01301102   15,795       94,700 SH     PUT      OTHER      1              94,700
AMERICAN PHYSICIANS SVC GROU  COM              028882108    8,278      255,904 SH              OTHER      1             255,904
DIVX INC                      COM              255413106    4,570      490,889 SH              OTHER      1             490,889
DYNEGY INC DEL                COM              26817G300    7,848    1,618,242 SH              OTHER      1           1,618,242
EXPRESSJET HOLDINGS INC       COM NEW          30218U306    5,886      881,149 SH              OTHER      1             881,149
GENZYME CORP                  COM              372917104   46,560      656,050 SH              OTHER      1             656,050
GLG PARTNERS INC              COM              37929X107   41,128    9,180,416 SH              OTHER      1           9,180,416
GLG PARTNERS INC              *W EXP 12/28/201 37929X115        6       44,700 SH              OTHER      1              44,700
HEWITT ASSOCS INC             COM              42822Q100   62,156    1,225,965 SH              OTHER      1           1,225,965
LIBERTY ACQUISITION HLDGS CO  *W EXP 12/12/201 53015Y115      228      143,510 SH              OTHER      1             143,510
LIBERTY ACQUISITION HLDGS CO  COM              53015Y107    8,728      849,894 SH              OTHER      1             849,894
MCAFEE INC                    COM              579064106   36,707      777,024 SH              OTHER      1             777,024
NBTY INC                      COM              628782104   67,629    1,230,068 SH              OTHER      1           1,230,068
NOVARTIS A G                  SPONSORED ADR    66987V109    7,209      125,000 SH     PUT      OTHER      1             125,000
NOVELL INC                    COM              670006AC9    1,424      238,500 SH     CALL     OTHER      1             238,500
OMNI ENERGY SERVICES          COM NEW          68210T208    3,648    1,346,274 SH              OTHER      1           1,346,274
PACTIV CORP                   COM              695257105   34,746    1,054,500 SH              OTHER      1           1,054,500
PMA CAP CORP                  CL A             693419202      583       76,823 SH              OTHER      1              76,823
POTASH CORP SASK INC          COM              73755L107   14,404      100,000 SH     CALL     OTHER      1             100,000
POTASH CORP SASK INC          COM              73755L107    8,641       60,000 SH              OTHER      1              60,000
SONIC SOLUTIONS               COM              835460106    1,584      142,695 SH              OTHER      1             142,695
SOUTH FINL GROUP INC          COM              837841105    2,605    8,982,513 SH              OTHER      1           8,982,513


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